LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

13. LEASE LIABILITIES

Reconciliation of movements of lease liabilities to cash flows arising from financing activites:

2019
Balance at January 1, 2019	$4,475
New leases	122
Interest expense	211
Interest paid	(211)
Payment of lease liabilities	(1,229)
Effect of changes in foreign exchange rates	164
Balance at December 31, 2019	$3,532

During 2019, the expense related to variable lease payments not included in the measurement of lease obligations was $845.

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be made as at December 31, 2019:

December 31, 2019
Year 1	$1,472
Year 2	1,182
Year 3	1,112
Year 4	18
Year 5+	9
Total undiscounted lease payments	$3,793

Carrying value of lease liabilities	$3,532